Notes to the interim condensed consolidated statement of (income) loss - Income tax (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Notes to the interim condensed consolidated statement of (income) loss
Projected tax rate			0.00%
Current taxes	€ 0
Tax income	€ 119	€ (7)